MyDestination 2015 Fund Expense Example - MyDestination 2015 Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	275
Expense Example, with Redemption, 10 Years	623
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	$ 952